Current Liabilities	12 Months Ended
Dec. 31, 2012
Current Liabilities

11.  Current Liabilities

Book overdrafts, included in accounts payable in the consolidated balance sheets, were $53.8 million at December 31, 2012 ($53.6 million at December 31, 2011). Dividends payable, included in accrued expenses and other current liabilities in the consolidated balance sheets, were $117.6 million at December 31, 2012 ($116.3 million at December 31, 2011).